LOANS HELD FOR INVESTMENT AT FAIR VALUE, Loans Held at Fair Value Portfolio (Q1) (Details) - USD ($)			3 Months Ended		5 Months Ended
		Apr. 02, 2021	Mar. 31, 2021		Dec. 31, 2020		Jul. 30, 2020
Loans Held at Fair Value Portfolio [Abstract]
Loans held at fair value			$ 50,252,049	[1]	$ 48,558,051	[1],[2]	$ 43,106,551
Loans held for investment at carrying value	[4]		48,833,111	[3]	46,994,711	[5],[6]
Outstanding principal			$ 52,212,608	[3],[4]	$ 50,831,235	[4],[5],[6]	$ 46,080,605
Private Co. A [Member] | Multi State [Member]
Loans Held at Fair Value Portfolio [Abstract]
Base interest rate			13.00%		13.00%
PIK interest rate			4.00%		4.00%
Private Co. A [Member] | Multi State [Member] | Cultivation Facilities, Dispensaries [Member]
Loans Held at Fair Value Portfolio [Abstract]
Loans held at fair value			$ 32,834,697	[1]	$ 31,510,387	[2]
Loans held for investment at carrying value			32,384,888	[3]	30,913,524	[5]
Outstanding principal			$ 34,672,331	[3]	$ 33,344,325	[5]
Interest rate			17.00%	[7]	17.00%	[8]
Maturity date	[9]		May 08, 2024		May 08, 2024
Payment terms	[10]		P/I		P/I
Private Co. B [Member] | MI [Member]
Loans Held at Fair Value Portfolio [Abstract]
Base interest rate			13.00%		13.00%
PIK interest rate			4.00%		4.00%
Private Co. B [Member] | MI [Member] | Cultivation Facilities [Member]
Loans Held at Fair Value Portfolio [Abstract]
Loans held at fair value			$ 2,495,922	[1]	$ 2,461,036	[2]
Loans held for investment at carrying value			2,290,381	[3]	2,238,402	[5]
Outstanding principal			$ 2,548,159	[3]	$ 2,522,846	[5]
Interest rate			17.00%	[11]	17.00%	[8]
Maturity date	[9]		Sep. 01, 2023		Sep. 01, 2023
Payment terms	[10]		P/I		P/I
Public Co. A [Member] | NV [Member]
Loans Held at Fair Value Portfolio [Abstract]
Base interest rate			12.00%		8.00%
PIK interest rate			2.00%		2.50%
Public Co. A [Member] | NV [Member] | Cultivation Facilities [Member]
Loans Held at Fair Value Portfolio [Abstract]
Loans held at fair value			$ 2,874,629	[1]	$ 2,870,910	[2]
Loans held for investment at carrying value			2,840,108	[3]	2,909,656	[5]
Outstanding principal			$ 2,945,317	[3]	$ 2,940,000	[5]
Interest rate			14.00%	[12]	10.50%	[13]
Maturity date	[9]		Dec. 21, 2021		Jun. 27, 2021
Payment terms	[10]		I/O		I/O
Sub. Of Public Co. C [Member] | FL [Member]
Loans Held at Fair Value Portfolio [Abstract]
Base interest rate		19.00%	13.50%		13.50%
PIK interest rate			3.00%		3.00%
Aggregate loan commitment			$ 15,000,000		$ 15,000,000
Initial funding			$ 3,000,000		$ 3,000,000
Advance amount		$ 9,000,000
Weighted average interest rate			18.00%		18.00%
Sub. Of Public Co. C [Member] | FL [Member] | Cultivation Facilities [Member]
Loans Held at Fair Value Portfolio [Abstract]
Loans held at fair value			$ 12,046,801	[1]	$ 11,715,718	[2]
Loans held for investment at carrying value			11,317,734	[3]	10,933,129	[5]
Outstanding principal			$ 12,046,801	[3]	$ 12,024,064	[5]
Interest rate			18.00%	[14]	18.00%	[15]
Maturity date	[9]		Feb. 18, 2025		Feb. 18, 2025
Payment terms	[10]		P/I		P/I

[1]	Refer to Footnote 14.
[2]	Refer to Footnote 14
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount ("OID") and loan origination costs.
[4]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.
[5]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs
[6]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs
[7]	Base interest rate of 13% and payment-in-kind ("PIK") interest rate of 4%.
[8]	Base interest rate of 13% and PIK interest rate of 4%
[9]	Certain loans are subject to contractual extension options and may be subject to performance based or other conditions as stipulated in the loan agreement. Actual maturities may differ from contractual maturities stated herein as certain borrowers may have the right to prepay with or without paying a prepayment penalty. The Company may also extend contractual maturities and amend other terms of the loans in connection with loan modifications.
[10]	I/O = interest only, P/I = principal and interest. P/I loans may include interest only periods for a portion of the loan term.
[11]	Base interest rate of 13% and PIK interest rate of 4%.
[12]	Base interest rate of 12% and PIK interest rate of 2%.
[13]	Base interest rate of 8% plus LIBOR (LIBOR floor of 2.5%)
[14]	Loan to Subsidiary of Public Company C is a $15,000,000 aggregate loan commitment with an initial funding of $3,000,000 at a base interest rate of 13.5% and PIK interest rate of 3% and subsequent advances of $9,000,000 at a base interest rate of 19%. The weighted average interest rate is 18.0% at March 31, 2021.
[15]	Loan to Subsidiary of Public Company C is a $15 million aggregate loan commitment with an initial funding of $3 million at a base interest rate of 13.5% and PIK interest rate of 3% and subsequent advances of $9 million at a base interest rate of 19%. The weighted average interest rate is 18.0% at December 31, 2020